Related Party Transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Period	Dec. 31, 2019 USD ($)
Related Party Transactions [Abstract]
Minimum related party loan	$ 120
Loans and Leases Receivable, Related Parties [Roll Forward]
Total loans at January 1, 2020	3,974
New loans	54
Repayments	(1,588)
Other changes	289
Total loans at December 31, 2020	$ 2,729
Related Party Transactions [Abstract]
Number of reporting period of loan | Period	1
Principal Officers, Directors and their Affiliates [Member]
Related Party Transactions [Abstract]
Related party deposit liabilities	$ 94,056	$ 47,911
Directors and their Affiliates [Member]
Related Party Transactions [Abstract]
Notes payable to related parties	$ 3,198	$ 3,558
Directors and their Affiliates [Member] | Minimum [Member]
Related Party Transactions [Abstract]
Interest rate	1.00%
Debt instrument, term	10 months
Directors and their Affiliates [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Interest rate	2.85%
Debt instrument, term	24 months